STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY - Series A Cumulative Convertible Preferred Stock (Details) - USD ($)	Feb. 24, 2026	Feb. 28, 2026
Derivative warrants
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Number of warrants issuable	2,500,000
Exercise price of warrants (in dollars per share)	$ 12	$ 12
Grant-date fair value	$ 4,174,276
PIPE agreement | Derivative warrants
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Number of warrants issuable	2,500,000
Exercise price of warrants (in dollars per share)	$ 12
Series A cumulative preferred stock, redeemable
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Issuance of preferred stock	29,700
Temporary equity, redemption price (in dollars per share)		$ 1,000
Series A cumulative preferred stock, redeemable | PIPE agreement
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Issuance of preferred stock	29,700
Aggregate purchase price	$ 29,700,000
Temporary equity, redemption price (in dollars per share)	$ 1,000
Dividend rate, if paid in kind (as a percent)	12.00%
Dividend rate, if paid in cash (as a percent)	10.00%
Conversion price	$ 11.88
Series A cumulative preferred stock, redeemable | PIPE agreement | Derivative warrants
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Number of warrants issuable	2,500,000
Exercise price of warrants (in dollars per share)	$ 12
Series A cumulative preferred stock, redeemable | PIPE agreement | Prior to the first anniversary of issuance
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Redemption price, percentage	150.00%
Series A cumulative preferred stock, redeemable | PIPE agreement | On or after the first anniversary but prior to the second anniversary
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Redemption price, percentage	140.00%
Series A cumulative preferred stock, redeemable | PIPE agreement | On or after the second anniversary but prior to the third anniversary
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Redemption price, percentage	130.00%
Series A cumulative preferred stock, redeemable | PIPE agreement | On or after the third anniversary but prior to the fourth anniversary
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Redemption price, percentage	120.00%
Series A cumulative preferred stock, redeemable | PIPE agreement | On or after the fourth anniversary but prior to the fifth anniversary
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Redemption price, percentage	110.00%
Series A cumulative preferred stock, redeemable | PIPE agreement | On or after the fifth anniversary
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Redemption price, percentage	100.00%